      As filed with the Securities and Exchange Commission on June 18, 1997
                     Registration Nos. 2-95973 and 811-4236

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                      POST-EFFECTIVE AMENDMENT NO. 42                 [X]

                                       and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT     [X]
                                     OF 1940

                                AMENDMENT NO. 43                      [X]

                                THE ONE GROUP(R)
               (Exact Name of Registrant as Specified in Charter)

                              1111 POLARIS PARKWAY
                                 P.O. BOX 710211
                            COLUMBUS, OHIO 43271-0211
                    (Address of Principal Executive Offices)

                                 (800) 480-4111
                         (Registrant's Telephone Number)

                                 GEORGE MARTINEZ
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (Name and Address of Agent for Service)

                                   Copies To:

Alan G. Priest, Esquire                        Michael V. Wible, Esquire
Ropes & Gray                                   Banc One Corporation
One Franklin Square                            100 East Broad Street, 18th Fl.
1301 K Street, N.W., Suite 800E                Columbus, Ohio  43271
Washington, D.C.  20005

It is proposed that this filing will become effective (check appropriate box)

           X       Immediately upon filing pursuant to paragraph(b)
          ---
                   on (date) pursuant to paragraph(b)
          ---

                   60 days after filing pursuant to paragraph(a)(1)
          ---

                   on (DATE) pursuant to paragraph (a)(1)
          ---
                   75 days after filing pursuant to paragraph (a)(2)
          ---
          ---      on (DATE) pursuant to paragraph (a)(2)
                   of Rule 485.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section (a) (1) of Rule 24f-2. Rule 24f-2 Notice for the Registrant's fiscal year ending June 30, 1996 was filed on August 28, 1996.